ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Shares					Fair Value
	OPEN END FUNDS — 4.6%
	FIXED INCOME - 4.6%
248,378	Fidelity Advisor Floating Rate High Income Fund				$ 2,270,178
365,779	Vanguard High-Yield Corporate Fund, Admiral Class				1,938,627
97,192	Vanguard Short-Term Investment Grade Fund, Admiral Class				980,669
					5,189,474

	TOTAL OPEN END FUNDS (Cost $5,592,322)				5,189,474

Shares		Spread	Coupon Rate (%)		Fair Value
	PREFERRED STOCKS — 1.1%
	BANKING — 1.1%
40,000	Citigroup, Inc. Series J	US0003M + 4.400%	1.7813		1,017,600
7,400	Citigroup, Inc. Series K	US0003M + 4.130%	1.7188		188,700
					1,206,300
	TOTAL PREFERRED STOCKS (Cost $1,342,770)				1,206,300

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 25.0%
	CLO — 23.0%
1,000,000	AMMC CLO XI Ltd. Series 2012-11A CR2(a),(b)	US0003M + 1.900%	6.7020	04/30/31	943,201
2,000,000	Cathedral Lake CLO 2013-1A Ltd. BR(a),(b)	US0003M + 2.300%	7.0920	10/15/29	1,929,012
500,500	Crown Point CLO IV Ltd. Series 2018-4A B(a),(b)	US0003M + 1.500%	6.3080	04/20/31	495,316
1,000,000	Denali Capital CLO XI Ltd. Series 2015-1A DR(a),(b)	US0003M + 5.610%	10.4180	10/20/28	881,315
1,000,000	Dryden 55 CLO Ltd. Series 2018-55A D(a),(b)	US0003M + 2.850%	7.6420	04/15/31	935,621
981,156	Halcyon Loan Advisors Funding 2015-1A CR Ltd. CR(a),(b)	US0003M + 2.000%	6.8080	04/20/27	981,142
1,556,424	Halcyon Loan Advisors Funding 2015-2A E Ltd.(a),(b),(c)	US0003M + 5.700%	10.5180	07/25/27	606,634
2,158,446	Halcyon Loan Advisors Funding 2015-3A D Ltd.(a),(b)	US0003M + 5.950%	10.7450	10/18/27	1,257,977
2,400,000	Man GLG US CLO Series 2018-1A BR(a),(b)	US0003M + 1.970%	6.7780	04/22/30	2,279,750
1,500,000	Mountain View CLO IX Ltd. Series 2015-9A CR(a),(b)	US0003M + 3.120%	7.9120	07/15/31	1,268,127
2,000,000	Sound Point CLO II Ltd. Series 2013-1A A3R(a),(b)	US0003M + 1.850%	6.6720	01/26/31	1,857,514
2,500,000	Sound Point CLO II Ltd. Series 2013-1A B1R(a),(b)	US0003M + 2.700%	7.5220	01/26/31	2,344,368

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 25.0% (Continued)
	CLO — 23.0% (Continued)
520,000	Steele Creek CLO 2014-1RA Ltd. B(a),(b)	US0003M + 1.500%	6.3150	04/21/31	$ 511,106
2,025,000	Steele Creek CLO 2014-1RA Ltd. D(a),(b)	US0003M + 2.800%	7.6150	04/21/31	1,774,672
1,000,000	Venture XV CLO Ltd. Series 2013-15A DR2(a),(b)	US0003M + 3.920%	8.7120	07/15/32	933,249
2,750,000	Voya CLO 2018-1 Ltd. Series 2018-1A C(a),(b)	US0003M + 2.600%	7.3980	04/19/31	2,394,639
1,350,000	Webster Park CLO Ltd. Series 2015-1A DR(a),(b)	US0003M + 5.500%	10.3080	07/20/30	1,157,024
1,380,000	Zais CLO 5 Ltd. Series 2016-2A A2(a),(b)	US0003M + 2.400%	7.1920	10/15/28	1,383,574
2,000,000	Zais Matrix CDO I Series 2022-18A D1(a),(b)	TSFR3M + 4.670%	9.3290	01/25/35	1,890,774
					25,825,015
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
135,980	Alternative Loan Trust 2004-35T2 A4(d)		6.0000	02/25/35	21,471
4,285	Banc of America Mortgage 2004-A Trust 2A4(b)		3.2780	02/25/34	4,169
8,014,420	BCAP, LLC Trust 2007-AA2 21IO(b),(d)		0.4140	04/25/37	91,229
7,737	Bear Stearns ARM Trust 2003-4 3A1(b)		3.5680	07/25/33	7,324
7,911	Bear Stearns Asset Backed Securities Trust 2003-AC5 A2(e)		5.5000	10/25/33	7,725
3,764	Chase Mortgage Finance Trust Series 2007-A1 7A1(b)		3.7880	02/25/37	3,699
23,509	CHL Mortgage Pass-Through Trust 2004-7 3A1(b)		3.1580	05/25/34	21,962
8,628	Citigroup Global Markets Mortgage Securities VII, Inc. Series 2003-1 A2(a)		6.0000	09/25/33	5,782
3,332	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 2004-4 7AR2(b)	US0001M + 0.450%	4.9560	06/25/34	3,035
140,126	GSR Mortgage Loan Trust 2004-2F 7A2(b),(d)	US0001M + 7.650%	3.1440	01/25/34	3,576
8,306	GSR Mortgage Loan Trust 2004-6F 2A6		5.5000	05/25/34	8,100
20,418	Impac CMB Trust Series 2004-4 1M3(b)	US0001M + 0.900%	5.4060	09/25/34	19,850
4,566	Impac CMB Trust Series 2004-5 1A3(b)	US0001M + 0.920%	5.4260	10/25/34	4,417
30,284	Impac CMB Trust Series 2004-6 M1(b)	US0001M + 0.825%	5.3310	10/25/34	28,456
27,895	JP Morgan Mortgage Trust 2005-A1 3A5(b)		3.6810	02/25/35	25,729
14,078	MASTR Alternative Loan Trust 2003-7 6A1		6.5000	12/25/33	14,127
490,283	MASTR Alternative Loan Trust 2007-HF1 4AX(d)		7.0000	10/25/47	107,218
9,521	Morgan Stanley Mortgage Loan Trust 2004-10AR 4A(b)		4.1320	11/25/34	8,670
6,447	Morgan Stanley Mortgage Loan Trust 2004-7AR 2A6(b)		4.1560	09/25/34	6,321
3,119	Structured Asset Securities Corporation 1995-2B 2A(b)		3.1020	09/25/26	3,080
5,926,239	Vendee Mortgage Trust 2011-2 IO(b),(d)		0.3560	10/15/41	67,301
64,484	Wilshire Funding Corporation Series 1997-WFC1 M3(b)		7.2500	08/25/27	61,578
					524,819

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 25.0% (Continued)
	HOME EQUITY — 0.8%
41,461	Aames Mortgage Trust 2001 1 Mortgage Pass Through Certs Series 2001-1 M2(e)		8.0880	06/25/31	$ 41,592
20,537	AFC Trust Series 2000-1 1A(b)	US0001M + 0.730%	5.2360	03/25/30	17,972
363	Ameriquest Mortgage Securities Asset-Backed Pass-Through Ctfs Series 2003-11 AF6(e)		5.2910	12/25/33	373
40,242	Asset Backed Securities Corporation Home Equity Loan Trust Series 2003-HE6 M2(b)	US0001M + 2.475%	6.9810	11/25/33	41,912
135,000	Bear Stearns Asset Backed Securities I Trust 2004-BO1 M9B(b)	US0001M + 6.000%	10.5060	10/25/34	134,797
92,498	Bear Stearns Asset Backed Securities I Trust 2004-FR3 M3(b)	US0001M + 2.100%	5.5200	09/25/34	88,924
54,347	Bear Stearns Asset Backed Securities I Trust 2004-HE7 M4(b)	US0001M + 2.700%	7.2060	08/25/34	49,837
15,591	Bear Stearns Asset Backed Securities Trust 2003-ABF1 A(b)	US0001M + 0.740%	5.2460	01/25/34	14,729
155,469	CDC Mortgage Capital Trust 2004-HE1 M2(b)	US0001M + 1.800%	6.3060	06/25/34	156,318
105,719	CDC Mortgage Capital Trust 2004-HE3 M2(b)	US0001M + 1.800%	6.3060	11/25/34	101,558
35,557	Credit Suisse First Boston Mortgage Securities Corporation Series 2001-HE8 A1(e)		6.9900	02/25/31	34,161
7,974	GSAA Trust Series 2005-1 M1(e)		5.2950	11/25/34	7,922
3,845	Meritage Mortgage Loan Trust 2003-1 M2(b)	US0001M + 2.325%	6.8310	11/25/33	3,697
28,884	Meritage Mortgage Loan Trust 2003-1 M3(b)	US0001M + 2.700%	7.2060	11/25/33	27,769
17,029	Merrill Lynch Mortgage Investors Trust Series 2003-OPT1 M2(b)	US0001M + 2.175%	6.6810	07/25/34	14,377
35,368	New Century Home Equity Loan Trust Series 2003-A M1(a),(b)	US0001M + 1.125%	3.7500	10/25/33	34,672
1,843	NovaStar Mortgage Funding Trust Series 2004-1 M5(b)	US0001M + 1.575%	6.0810	06/25/34	1,768
12,774	Option One Mortgage Loan Trust 2003-5 A2(b)	US0001M + 0.640%	5.1460	08/25/33	12,207
76,674	RASC Series 2003-KS4 Trust MI1(e)		4.6100	06/25/33	75,288
11,440	Saxon Asset Securities Trust 2003-3 M2(b)	US0001M + 2.400%	3.9030	12/25/33	10,438
90,712	Terwin Mortgage Trust Series TMTS 2003-2HE M2(b)	US0001M + 3.225%	7.7310	07/25/34	92,739
					963,050
	MANUFACTURED HOUSING — 0.0%(f)
7,628	Conseco Finance Corporation Series 1997-1 M1(b)		7.2200	03/15/28	7,630

	RESIDENTIAL MORTGAGE — 0.7%
48,977	Countrywide Asset-Backed Certificates Series 2004-3 3A4(b)	US0001M + 0.500%	5.0060	08/25/34	48,638
87,399	Credit-Based Asset Servicing and Securitization, LLC Series 2004-CB3 B1(b)	US0001M + 2.775%	3.6240	03/25/34	92,235
133,167	Credit-Based Asset Servicing and Securitization, LLC Series 2004-CB6 M2(b)	US0001M + 1.725%	4.7290	07/25/35	124,362

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 25.0% (Continued)
	RESIDENTIAL MORTGAGE — 0.7% (Continued)
31,524	CWABS, Inc. Asset-Backed Certificates Trust 2004-6 2A4(b)	US0001M + 0.900%	5.4060	11/25/34	$ 30,197
21,837	CWABS, Inc. Asset-Backed Certificates Trust 2004-6 2A3(b)	US0001M + 1.200%	5.7060	11/25/34	21,210
16,669	Equity One Mortgage Pass-Through Trust 2002-5 M1(e)		5.8030	11/25/32	15,869
72,414	Finance America Mortgage Loan Trust 2004-2 M3(b)	US0001M + 0.975%	5.4810	08/25/34	63,197
16,427	First Franklin Mortgage Loan Trust 2002-FF1 1A2(b)	US0001M + 1.125%	5.1190	04/25/32	16,161
20,330	Long Beach Mortgage Loan Trust 2003-2 M2(b)	US0001M + 2.850%	7.3560	06/25/33	21,077
60,388	Morgan Stanley A.B.S Capital I, Inc. Trust 2004-NC7 M4(b)	US0001M + 1.725%	6.2310	07/25/34	58,489
109,279	Structured Asset Securities Corporation 2005-WF1 M7(b)	US0001M + 1.905%	6.4110	02/25/35	106,006
143,305	Structured Asset Securities Corporation 2005-WF1 M8(b)	US0001M + 2.055%	6.5610	02/25/35	135,669
					733,110
	TOTAL ASSET BACKED SECURITIES (Cost $31,452,765)				28,053,624

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 10.5%
372,421	Fannie Mae Interest Strip Series 384 2(d)		4.5000	07/25/37	51,939
1,190,929	Fannie Mae Interest Strip Series 407 40(d)		6.0000	01/25/38	241,760
292,119	Fannie Mae Interest Strip Series 418 141(b),(d)		5.5000	05/25/39	51,281
345,364	Fannie Mae Interest Strip Series 418 147(b),(d)		6.0000	05/25/39	63,579
127,595	Fannie Mae Interest Strip Series 409 80(b),(d)		4.5000	11/25/39	27,916
555,120	Fannie Mae Interest Strip Series 408 9(b),(d)		4.5000	10/25/40	109,202
359,408	Fannie Mae Interest Strip Series 409 83(b),(d)		4.5000	11/25/40	61,550
1,431,803	Fannie Mae Interest Strip Series 406 15(d)		5.0000	12/25/40	342,886
234,682	Fannie Mae Interest Strip Series 409 C13(d)		3.5000	11/25/41	36,624
163,434	Fannie Mae Interest Strip Series 409 64(b),(d)		4.0000	11/25/41	27,710
197,411	Fannie Mae Interest Strip Series 413 126(b),(d)		4.0000	07/25/42	32,853
436,107	Fannie Mae Interest Strip Series 413 155(b),(d)		4.5000	07/25/42	85,588
206,173	Fannie Mae Interest Strip Series 413 177(b),(d)		4.5000	07/25/42	38,862
1,080,672	Fannie Mae Interest Strip Series 417 C24(d)		3.5000	12/25/42	143,238
437,456	Fannie Mae Interest Strip Series 419 C3(d)		3.0000	11/25/43	64,164
589,241	Fannie Mae Interest Strip Series 426 292(b),(d)		3.5000	08/25/51	97,080
445,447	Fannie Mae REMICS Series 2004-70 XJ(b),(d)		5.0000	10/25/34	75,022

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 10.5% (Continued)
635,885	Fannie Mae REMICS Series 2006-109 SG(b),(d)	US0001M + 6.630%	2.1240	11/25/36	$ 51,403
274,862	Fannie Mae REMICS Series 2007-39 AI(b),(d)	US0001M + 6.120%	1.6140	05/25/37	20,868
193,575	Fannie Mae REMICS Series 2007-92 SK(b),(d)	US0001M + 6.450%	1.9440	09/25/37	19,393
204,929	Fannie Mae REMICS Series 2007-112 SA(b),(d)	US0001M + 6.450%	1.9440	12/25/37	23,141
181,140	Fannie Mae REMICS Series 2009-31 PI(d)		5.0000	11/25/38	12,797
544,469	Fannie Mae REMICS Series 2009-101 MI(d)		6.0000	12/25/39	71,339
551,584	Fannie Mae REMICS Series 2009-113 XI(b),(d)		5.0000	01/25/40	101,114
733,272	Fannie Mae REMICS Series 2010-150 SP(b),(d)	US0001M + 6.600%	2.0940	10/25/40	71,336
48,049	Fannie Mae REMICS Series 2017-50 BI(d)		4.0000	04/25/41	70
192,791	Fannie Mae REMICS Series 2017-47 AI(d)		4.0000	10/25/41	4,131
2,247,593	Fannie Mae REMICS Series 2011-149 MS(b),(d)	US0001M + 6.000%	1.4940	11/25/41	99,382
161,191	Fannie Mae REMICS Series 2012-84 KI(b),(d)	US0001M + 6.000%	6.0000	08/25/42	27,008
191,420	Fannie Mae REMICS Series 2013-10 SJ(b),(d)	US0001M + 6.150%	1.6440	02/25/43	18,870
596,808	Fannie Mae REMICS Series 2014-68 IB(d)		4.5000	02/25/43	65,173
193,502	Fannie Mae REMICS Series 2015-16 IN(d)		4.5000	09/25/43	10,587
1,367,407	Fannie Mae REMICS Series 2013-103 JS(b),(d)	US0001M + 6.000%	1.4940	10/25/43	128,422
175,411	Fannie Mae REMICS Series 2015-22 BS(b),(d)	US0001M + 6.150%	4.5980	04/25/45	20,399
8,309,966	Fannie Mae REMICS Series 2015-40 LT(b),(d)	US0001M + 6.200%	0.0300	06/25/45	14,484
2,647,186	Fannie Mae REMICS Series 2015-34 HI(d)		6.0000	06/25/45	648,466
44,205	Fannie Mae REMICS Series 2017-48 QI(d)		3.5000	11/25/45	110
90,734	Fannie Mae REMICS Series 2017-78 KI(d)		3.5000	10/25/47	5,772
128,805	Fannie Mae REMICS Series 2018-37 CI(d)		4.0000	10/25/47	8,130
1,291,952	Fannie Mae REMICS Series 2017-97 SW(b),(d)	US0001M + 6.200%	1.6940	12/25/47	150,990
203,603	Fannie Mae REMICS Series 2018-2 LI(d)		3.5000	12/25/47	21,316
363,894	Fannie Mae REMICS Series 2017-99 DI(d)		3.5000	12/25/47	48,378
366,087	Fannie Mae REMICS Series 2018-31 IO(d)		4.5000	12/25/47	61,502
1,208,897	Fannie Mae REMICS Series 2018-16 MI(d)		4.0000	03/25/48	239,300
300,134	Fannie Mae REMICS Series 2018-35 KI(d)		4.0000	05/25/48	51,129
253,059	Fannie Mae REMICS Series 2018-34 CI(d)		4.0000	05/25/48	43,349
1,446,816	Fannie Mae REMICS Series 2018-54 SA(b),(d)	US0001M + 6.250%	1.7440	08/25/48	129,180
518,298	Fannie Mae REMICS Series 2018-74 MI(d)		4.5000	10/25/48	101,547
663,010	Fannie Mae REMICS Series 2019-44 IC(d)		3.5000	08/25/49	101,071
258,499	Fannie Mae REMICS Series 2021-27 GI(d)		4.5000	05/25/51	55,872
1,194,850	Fannie Mae REMICS Series 2020-10 S(b),(d)	US0001M + 6.050%	1.5440	05/25/59	110,711

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 10.5% (Continued)
23,982	Freddie Mac REMICS Series 2433 SA(b)	US0001M + 20.930%	9.3370	02/15/32	$ 27,151
1,237,665	Freddie Mac REMICS Series 5112 IB(d)		6.5000	05/15/32	175,976
67,758	Freddie Mac REMICS Series 4325 GI(d)		3.5000	04/15/33	1,897
256,350	Freddie Mac REMICS Series 4394 BI(d)		5.5000	07/15/37	39,390
152,893	Freddie Mac REMICS Series 4419 EI(d)		6.0000	10/15/37	16,682
4,334,634	Freddie Mac REMICS Series 4669 TI(b),(d)	US0001M + 6.100%	0.1000	09/15/40	10,684
82,365	Freddie Mac REMICS Series 3772 SA(b)	US0001M + 14.910%	1.5330	12/15/40	70,579
943,181	Freddie Mac REMICS Series 3935 SH(b),(d)	US0001M + 6.600%	2.1410	12/15/40	31,249
187,006	Freddie Mac REMICS Series 4493 HI(d)		3.0000	06/15/41	5,082
213,137	Freddie Mac REMICS Series 4076 SW(b),(d)	US0001M + 6.050%	1.5910	07/15/42	26,503
102,250	Freddie Mac REMICS Series 4139 PO(g)		–	08/15/42	69,491
280,533	Freddie Mac REMICS Series 4091 ES(b),(d)	US0001M + 6.550%	2.0910	08/15/42	38,452
21,920	Freddie Mac REMICS Series 4681 LI(d)		3.5000	03/15/43	212
590,166	Freddie Mac REMICS Series 4197 IG(d)		4.0000	04/15/43	80,174
108,036	Freddie Mac REMICS Series 4558 DI(d)		3.5000	07/15/43	1,931
11,904,936	Freddie Mac REMICS Series 4765 SI(b),(d)		0.2080	08/15/44	112,778
353,525	Freddie Mac REMICS Series 4416 DS(b),(d)	US0001M + 6.100%	1.6410	12/15/44	36,750
315,955	Freddie Mac REMICS Series 4480 IN(d)		4.0000	03/15/45	41,629
350,147	Freddie Mac REMICS Series 4473 AS(b),(d)	US0001M + 5.600%	1.1410	05/15/45	29,485
116,301	Freddie Mac REMICS Series 4591 QI(d)		3.5000	04/15/46	17,210
904,408	Freddie Mac REMICS Series 4583 ST(b),(d)	US0001M + 6.000%	1.5410	05/15/46	108,701
801,235	Freddie Mac REMICS Series 4699 NI(d)		4.0000	12/15/46	110,478
230,020	Freddie Mac REMICS Series 4792 AI(d)		4.0000	05/15/48	36,937
1,248,760	Freddie Mac REMICS Series 4827 BI(d)		4.5000	09/15/48	221,089
400,366	Freddie Mac REMICS Series 5093 NI(d)		4.0000	08/25/49	82,533
921,417	Freddie Mac REMICS Series 5022 IO(d)		3.0000	09/25/50	132,499
529,088	Freddie Mac REMICS Series 5023 MI(d)		3.0000	10/25/50	94,540
355,871	Freddie Mac REMICS Series 5082 HI(d)		3.0000	03/25/51	41,921
537,952	Freddie Mac REMICS Series 5086 IW(d)		3.0000	03/25/51	69,738
1,102,479	Freddie Mac REMICS Series 5086 HI(d)		4.5000	03/25/51	212,176
1,526,303	Freddie Mac REMICS Series 5174 NI(d)		3.5000	12/25/51	266,980
360,748	Freddie Mac REMICS Series 4291 MS(b),(d)	US0001M + 5.900%	1.4410	01/15/54	31,039
69,561	Freddie Mac Strips Series 202 IO(d)		6.5000	04/01/29	9,518

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 10.5% (Continued)
628,540	Freddie Mac Strips Series 256 50(d)		5.0000	06/15/38	$ 92,332
218,876	Freddie Mac Strips Series 303 181(b),(d)		4.5000	12/15/39	28,782
215,763	Freddie Mac Strips Series 303 175(b),(d)		4.5000	12/15/40	31,947
302,578	Freddie Mac Strips Series 303 141(b),(d)		4.5000	01/15/43	51,170
621,510	Freddie Mac Strips Series 324 C24(d)		5.0000	12/15/43	115,783
683,708	Freddie Mac Strips Series 365 C10(d)		3.5000	06/15/49	123,878
51,064	Government National Mortgage Association Series 2011-157 AI(d)		4.0000	12/16/26	2,068
686,577	Government National Mortgage Association Series 2021-78 QI(d)		5.0000	05/20/34	91,477
3,167,148	Government National Mortgage Association Series 2009-87 IW(b),(d)	US0001M + 6.850%	2.3640	07/20/34	196,936
8,284,229	Government National Mortgage Association Series 2014-94 JI(b),(d)	US0001M + 6.700%	0.1500	09/16/34	47,534
871,300	Government National Mortgage Association Series 2007-26 SD(b),(d)	US0001M + 6.800%	2.3410	05/16/37	134,045
5,283,386	Government National Mortgage Association Series 2017-60 SA(b),(d)	US0001M + 6.690%	2.2040	10/20/37	323,608
1,617,964	Government National Mortgage Association Series 2008-60 SH(b),(d)	US0001M + 6.150%	1.6910	07/16/38	64,164
946,695	Government National Mortgage Association Series 2017-88 IB(d)		5.5000	02/20/39	157,411
580,245	Government National Mortgage Association Series 2009-61 AS(b),(d)	US0001M + 6.100%	1.7470	03/20/39	8,307
54,528	Government National Mortgage Association Series 2009-117 SC(b),(d)	US0001M + 6.500%	2.0410	08/16/39	132
843,875	Government National Mortgage Association Series 2009-69 IV(d)		5.5000	08/20/39	119,519
2,777,128	Government National Mortgage Association Series 2010-29 SA(b),(d)	US0001M + 6.550%	2.0640	10/20/39	299,100
396,841	Government National Mortgage Association Series 2013-90 AI(d)		3.5000	10/20/39	17,822
50,628	Government National Mortgage Association Series 2010-98 YS(b),(d)	US0001M + 6.600%	2.1140	12/20/39	33
836,681	Government National Mortgage Association Series 2017-60 SU(b),(d)	US0001M + 6.400%	1.9410	01/16/40	70,796
982,388	Government National Mortgage Association Series 2013-20 IM(d)		5.0000	04/20/40	163,129
1,412,298	Government National Mortgage Association Series 2017-160 TI(b),(d)		0.5000	06/20/40	22,960
1,265,207	Government National Mortgage Association Series 2010-133 SB(b),(d)	US0001M + 6.020%	1.5610	10/16/40	124,576
245,581	Government National Mortgage Association Series 2019-22 HI(d)		5.0000	10/16/40	24,059
2,325,852	Government National Mortgage Association Series 2010-166 SA(b),(d)	US0001M + 6.050%	1.5910	12/16/40	209,293
349,162	Government National Mortgage Association Series 2012-69 QI(d)		4.0000	03/16/41	44,382
283,593	Government National Mortgage Association Series 2011-68 EI(d)		6.0000	04/20/41	39,592
288,028	Government National Mortgage Association Series 2013-75 GI(d)		3.0000	06/20/41	6,855
892,240	Government National Mortgage Association Series 2015-44 AI(d)		3.0000	08/20/41	19,200
304,374	Government National Mortgage Association Series 2012-108 PS(b),(d)	US0001M + 6.750%	2.2910	03/16/42	32,296
1,197,391	Government National Mortgage Association Series 2013-4 ID(d)		5.5000	05/16/42	241,740
238,494	Government National Mortgage Association Series 2012-149 GI(d)		5.0000	07/20/42	23,177
420,828	Government National Mortgage Association Series 2012-98 HS(b),(d)	US0001M + 6.000%	1.5140	08/20/42	41,737

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 10.5% (Continued)
991,404	Government National Mortgage Association Series 2012-126 IO(d)		3.5000	10/20/42	$ 149,175
517,984	Government National Mortgage Association Series 2012-140 IC(d)		3.5000	11/20/42	74,261
312,047	Government National Mortgage Association Series 2012-149 CS(b),(d)	US0001M + 6.200%	1.7140	12/20/42	20,558
86,857	Government National Mortgage Association Series 2013-5 BI(d)		3.5000	01/20/43	15,269
432,466	Government National Mortgage Association Series 2013-20 KI(d)		5.0000	01/20/43	53,162
1,455,855	Government National Mortgage Association Series 2013-144 AS(b),(d)	US0001M + 6.750%	2.2640	03/20/43	19,798
442,745	Government National Mortgage Association Series 2013-82 IG(d)		3.5000	05/20/43	70,485
673,339	Government National Mortgage Association Series 2019-22 EI(b),(d)		1.0000	07/20/43	16,156
414,348	Government National Mortgage Association Series 2013-189 PS(b),(d)	US0001M + 6.150%	1.6640	07/20/43	45,649
87,568	Government National Mortgage Association Series 2013-103 DS(b),(d)	US0001M + 6.150%	1.6640	07/20/43	8,141
763,108	Government National Mortgage Association Series 2013-122 SB(b),(d)	US0001M + 6.100%	1.6410	08/16/43	76,956
11,211,819	Government National Mortgage Association Series 2019-21 SI(b),(d)		0.2630	10/20/43	93,214
295,175	Government National Mortgage Association Series 2014-132 SL(b),(d)	US0001M + 6.100%	1.6140	10/20/43	14,139
179,766	Government National Mortgage Association Series 2013-181 SA(b),(d)	US0001M + 6.100%	1.6140	11/20/43	18,609
3,290	Government National Mortgage Association Series 2014-127 IB(d)		3.5000	04/20/44	5
395,730	Government National Mortgage Association Series 2014-91 SB(b),(d)	US0001M + 5.600%	1.1410	06/16/44	31,991
121,466	Government National Mortgage Association Series 2014-133 BS(b),(d)	US0001M + 5.600%	1.1140	09/20/44	10,320
605,811	Government National Mortgage Association Series 2019-22 SA(b),(d)	US0001M + 5.600%	1.1140	02/20/45	67,465
210,906	Government National Mortgage Association Series 2017-99 DI(d)		4.0000	07/20/45	15,724
694,020	Government National Mortgage Association Series 2017-112 KI(d)		4.5000	08/20/45	94,803
858,050	Government National Mortgage Association Series 2016-163 KI(d)		6.0000	08/20/45	113,324
477,833	Government National Mortgage Association Series 2017-130 LI(d)		4.5000	10/16/45	47,660
2,556,345	Government National Mortgage Association Series 2019-22 CI(b),(d)	US0001M + 31.250%	1.0000	10/20/45	151,807
335,818	Government National Mortgage Association Series 2015-179 GS(b),(d)	US0001M + 6.750%	2.2640	12/20/45	42,232
34,711	Government National Mortgage Association Series 2019-10 JI(d)		4.5000	03/20/46	67
121,630	Government National Mortgage Association Series 2016-54 PI(d)		3.0000	04/20/46	13,374
346,706	Government National Mortgage Association Series 2016-46 IO(d)		3.5000	04/20/46	50,634
108,048	Government National Mortgage Association Series 2017-101 ID(d)		4.5000	04/20/46	9,947
213,320	Government National Mortgage Association Series 2016-81 IO(d)		4.0000	06/20/46	39,895
1,054,527	Government National Mortgage Association Series 2016-121 JS(b),(d)	US0001M + 6.100%	1.6140	09/20/46	114,459
366,422	Government National Mortgage Association Series 2016-116 IJ(d)		3.5000	09/20/46	42,490
201,250	Government National Mortgage Association Series 2019-11 MI(d)		5.0000	11/20/46	12,356
197,562	Government National Mortgage Association Series 2017-114 CI(d)		3.5000	03/20/47	17,530
14,427	Government National Mortgage Association Series 2017-141 ID(d)		3.5000	07/20/47	1,624

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 10.5% (Continued)
396,952	Government National Mortgage Association Series 2018-18 BI(d)		4.0000	11/20/47	$ 42,584
932,652	Government National Mortgage Association Series 2017-179 KS(b),(d)	US0001M + 6.200%	1.8470	12/20/47	106,198
156,286	Government National Mortgage Association Series 2017-179 WI(d)		5.0000	12/20/47	28,421
349,734	Government National Mortgage Association Series 2018-1 IP(d)		3.5000	01/20/48	39,737
22,019,260	Government National Mortgage Association Series 2020-86 TK(b),(d)	US0001M + 6.200%	0.1500	08/20/48	116,902
214,603	Government National Mortgage Association Series 2018-120 JI(d)		5.5000	09/20/48	31,793
307,418	Government National Mortgage Association Series 2018-154 IT(d)		5.5000	10/20/48	57,174
528,945	Government National Mortgage Association Series 2019-6 SA(b),(d)	US0001M + 6.050%	1.5640	01/20/49	50,551
324,133	Government National Mortgage Association Series 2019-18 CS(b),(d)	US0001M + 6.050%	1.6970	02/20/49	17,571
1,148,772	Government National Mortgage Association Series 2020-47 MI(d)		3.5000	04/20/50	181,746
476,441	Government National Mortgage Association Series 2020-127 IN(d)		2.5000	08/20/50	68,957
767,212	Government National Mortgage Association Series 2020-167 NS(b),(d)	US0001M + 6.300%	1.8140	11/20/50	91,831
3,018,392	Government National Mortgage Association Series 2019-H16 CI(b),(d)		0.0001	10/20/69	157,657
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $24,643,220)				11,853,689

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 43.3%
	AEROSPACE & DEFENSE — 0.4%
500,000	Howmet Aerospace, Inc.		5.1250	10/01/24	498,083

	ASSET MANAGEMENT — 3.2%
730,000	Ares Capital Corporation		4.2500	03/01/25	704,004
1,301,000	FS KKR Capital Corporation		4.1250	02/01/25	1,251,995
1,662,000	Icahn Enterprises, L.P. / Icahn Enterprises		4.7500	09/15/24	1,624,605
					3,580,604
	AUTOMOTIVE — 5.9%
150,000	Ford Motor Credit Company, LLC		3.3700	11/17/23	147,413
890,000	Ford Motor Credit Company, LLC		3.8100	01/09/24	873,548
1,655,000	Ford Motor Credit Company, LLC		5.5840	03/18/24	1,645,093
400,000	Ford Motor Credit Company, LLC		4.6870	06/09/25	388,973
1,400,000	Ford Motor Credit Company, LLC		5.1250	06/16/25	1,377,838
1,435,000	Ford Motor Credit Company, LLC		3.3750	11/13/25	1,347,293

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 43.3% (Continued)
	AUTOMOTIVE — 5.9% (Continued)
373,000	Harley-Davidson Financial Services, Inc.(a)		3.3500	02/15/23	$ 372,779
500,000	Volkswagen Group of America Finance, LLC(a)		4.2500	11/13/23	495,941
					6,648,878
	BANKING — 9.1%
100,000	BNP Paribas S.A.(a)		4.3750	09/28/25	97,989
1,234,000	BPCE S.A.(a)		5.1500	07/21/24	1,220,874
2,308,000	Citigroup, Inc.(b)	US0003M + 4.068%	5.9500	07/30/2167	2,332,234
955,000	Credit Agricole S.A.(a)		4.3750	03/17/25	935,016
3,704,000	First Citizens BancShares, Inc.(a),(b)	US0003M + 3.972%	8.7410	06/15/2170	3,737,666
500,000	JPMorgan Chase & Company(b)	US0003M + 0.730%	3.5590	04/23/24	498,152
1,200,000	Societe Generale S.A.(a)		4.2500	04/14/25	1,162,635
250,000	Wells Fargo & Company Class MTN(b)	SOFRRATE + 1.600%	1.6540	06/02/24	247,060
					10,231,626
	BIOTECH & PHARMA — 2.3%
1,714,000	Teva Pharmaceutical Finance Netherlands III BV		2.8000	07/21/23	1,691,418
900,000	Teva Pharmaceutical Finance Netherlands III BV		6.0000	04/15/24	897,786
					2,589,204
	COMMERCIAL SUPPORT SERVICES — 1.0%
1,090,000	Aramark Services, Inc.(a)		6.3750	05/01/25	1,091,608

	CONTAINERS & PACKAGING — 0.4%
465,000	Ball Corporation		4.0000	11/15/23	459,022

	DIVERSIFIED INDUSTRIALS — 1.8%
2,000,000	General Electric Company Series D(b)	US0003M + 3.330%	8.0999	6/15/2169	2,001,000

	ELECTRIC UTILITIES — 1.5%
1,400,000	Electricite de France S.A.(a),(b)	USSW10 + 3.041%	5.6250	07/22/2170	1,364,678
387,000	Pennsylvania Electric Company(a)		4.1500	04/15/25	372,781
					1,737,459
	FORESTRY, PAPER & WOOD PRODUCTS — 0.7%
775,000	Carter Holt Harvey Ltd.(c)		9.5000	12/01/24	768,971

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 43.3% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 2.1%
2,025,000	Bank of New York Mellon Corporation (The) Series H(b)	H15T5Y + 3.352%	3.7000	03/20/2170	$ 1,879,820
500,000	Morgan Stanley MTN(b)	SOFRRATE + 0.455%	0.5290	01/25/24	499,678
					2,379,498
	LEISURE FACILITIES & SERVICES — 0.4%
395,000	Carnival Corporation		7.2000	10/01/23	397,525

	OIL & GAS PRODUCERS — 1.6%
250,000	DCP Midstream Operating, L.P.		3.8750	03/15/23	249,286
300,000	DCP Midstream Operating, L.P.(a),(b)	US0003M + 3.850%	5.8500	05/21/43	296,583
500,000	Energy Transfer Operating, L.P.		4.2000	09/15/23	496,257
750,000	Plains All American Pipeline, LP / PAA Finance		3.8500	10/15/23	742,585
					1,784,711
	REAL ESTATE INVESTMENT TRUSTS — 2.9%
150,000	American Tower Trust #1(a)		3.0700	03/15/23	149,366
500,000	Office Properties Income Trust		4.2500	05/15/24	485,254
2,042,000	Service Properties Trust		4.6500	03/15/24	1,995,034
657,000	VICI Properties, L.P. / VICI Note Company, Inc.(a)		4.6250	06/15/25	636,583
					3,266,237
	RETAIL - DISCRETIONARY — 1.4%
1,688,000	Penske Automotive Group, Inc.		3.5000	09/01/25	1,600,519

	SPECIALTY FINANCE — 3.5%
780,000	AerCap Ireland Capital DAC / AerCap Global		4.8750	01/16/24	775,712
500,000	Capital One Financial Corporation(b)	SOFRRATE + 0.690%	1.3430	12/06/24	483,023
1,000,000	Credit Acceptance Corporation(a)		5.1250	12/31/24	937,013
1,000,000	ILFC E-Capital Trust I(a),(b)	US0003M + 1.550%	6.2880	12/21/65	647,500
1,055,000	OneMain Finance Corporation		6.1250	03/15/24	1,047,299
					3,890,547
	TELECOMMUNICATIONS — 2.7%
825,000	Sprint Corporation		7.8750	09/15/23	838,214
250,000	Sprint Corporation		7.1250	06/15/24	255,631
1,940,000	Telecom Italia SpA(a)		5.3030	05/30/24	1,891,500
					2,985,345
	TRANSPORTATION & LOGISTICS — 2.4%
1,488,595	American Airlines 2015-2 Class B Pass Through		4.4000	09/22/23	1,466,380

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 43.3% (Continued)
	TRANSPORTATION & LOGISTICS — 2.4% (Continued)
1,350,000	Delta Air Lines, Inc.		2.9000	10/28/24	$ 1,289,088
					2,755,468
	TOTAL CORPORATE BONDS (Cost $50,318,553)				48,666,305

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 8.3%
	COMMERCIAL SUPPORT SERVICES — 2.3%
2,630,573	Aramark Services, Inc.(b)	US0001M + 2.500%	7.0700	04/01/28	2,628,942

	LEISURE FACILITIES & SERVICES — 1.1%
989,848	Carnival Corporation(b)	US0001M + 3.000%	7.3840	06/30/25	976,505
248,750	Scientific Games Corporation(b)	TSFR1M + 3.000%	7.5780	04/07/29	248,838
					1,225,343
	RETAIL - DISCRETIONARY — 0.9%
987,500	Great Outdoors Group, LLC(b)	US0001M + 3.750%	8.3200	03/05/28	973,675

	SEMICONDUCTORS — 0.4%
498,750	MKS Instruments, Inc.(b)	TSFR1M + 2.250%	7.3620	04/11/29	498,972

	TRANSPORTATION & LOGISTICS — 3.6%
1,000,000	AAdvantage Loyalty IP Ltd.(b)	US0001M + 4.750%	9.5580	03/10/28	1,028,435
995,000	Air Canada(b)	US0001M + 3.500%	8.1300	07/27/28	997,662
1,967,462	United Airlines, Inc.(b)	US0001M + 3.750%	8.5680	04/14/28	1,971,131
					3,997,228
	TOTAL TERM LOANS (Cost $9,336,484)				9,324,160

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 3.1%
	U.S. TREASURY BILLS — 3.1%
3,500,000	United States Treasury Bill(g)		–	03/09/23	3,484,394

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
U.S. GOVERNMENT & AGENCIES — 3.1% (Continued)

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $3,484,499)			$ 3,484,394

	TOTAL INVESTMENTS - 95.9% (Cost $126,170,613)			$ 107,777,946
	OTHER ASSETS IN EXCESS OF LIABILITIES- 4.1%			4,605,321
	NET ASSETS - 100.0%			$ 112,383,267

CLO	- Collateralized Loan Obligation
LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
REMIC	- Real Estate Mortgage Investment Conduit
S.A.	- Société Anonyme

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
SOFRRATE	United States SOFR Secured Overnight Financing Rate
TSFR1M	TSFR1M
TSFR3M	TSFR3M
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month
USSW10	USD SWAP SEMI 30/360 10Y

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2023 the total market value of 144A securities is $41,275,981 or 36.7% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Illiquid security. The total fair value of these securities as of January 31, 2023 was $1,375,605, representing 1.2% of net assets.
(d)	Interest only securities.
(e)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at January 31, 2023.
(f)	Percentage rounds to less than 0.1%.
(g)	Zero coupon bond.